Revenue (Tables)	9 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Summary of Rebate Activity

The rebate activity was as follows (in thousands):

	Nine Months Ended June 30,
	2020	2019
Beginning balance	$24,858	$21,914
Rebate expense	44,989	38,335
Rebate payments	(44,023)	(38,463)

Ending balance	$25,824	$21,786